Subsequent Events	12 Months Ended
Dec. 29, 2016
Subsequent Events
Subsequent Events

12. Subsequent Events

              On April 13, 2017, the Company filed an amendment to its certificate of incorporation changing the name of the Company from "FDO Holdings, Inc." to "Floor & Decor Holdings, Inc."

              On April 24, 2017, the Company filed an amendment to its certificate of incorporation, effecting a 321.820-for-one stock split of its outstanding common stock, which was approved by the Company's board of directors and shareholders on April 13, 2017. The accompanying financial statements and notes to the financial statements give retroactive effect to the stock split for all periods presented.